UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Empower Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: April 30
Date of reporting period: October 31, 2022

Item 1. REPORTS TO STOCKHOLDERS
EMPOWER FUNDS, INC.
Empower Core Strategies: Flexible Bond Fund
(Formerly Great-West Core Strategies: Flexible Bond Fund)
(Institutional Class and Investor Class)
Semi-Annual Report
October 31, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of October 31, 2022 (unaudited)
Rating	Percentage of Fund Investments
Aaa	42.28%
Aa1	0.10
Aa2	2.32
Aa3	0.78
A1	4.70
A2	5.23
A3	4.73
Baa1	7.34
Baa2	10.73
Baa3	6.44
Ba1	0.47
Ba2	0.21
Ba3	0.32
B1	0.11
B2	0.26
B3	0.18
Equities	0.61
Not Rated	2.02
Short Term Investments	11.17
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2022 to October 31, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(05/01/22)	(10/31/22)	(05/01/22 – 10/31/22)
Institutional Class
Actual	$1,000.00	$ 930.60	$2.19
Hypothetical (5% return before expenses)	$1,000.00	$1,022.90	$2.29
Investor Class
Actual	$1,000.00	$ 930.20	$3.75
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.92
* Expenses are equal to the Fund's annualized expense ratio of 0.45% for the Institutional Class shares and 0.77% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of IRAs or your financial professional brokerage commissions, if applicable. If such fees or expenses were included, returns would be lower.

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 10.23%
$ 751,979	510 Asset Backed Trust(a)(b) Series 2021-NPL1 Class A1 2.24%, 06/25/2061	$ 689,368
	Aaset Trust(a)
	Series 2021-1A Class A
693,090	2.95%, 11/16/2041	548,427
	Series 2021-2A Class A
960,604	2.80%, 01/15/2047	748,063
105,000	Affirm Asset Securitization Trust(a) Series 2021-B Class C 1.40%, 08/17/2026	94,244
5,292	Ally Auto Receivables Trust Series 2019-4 Class A3 1.84%, 06/17/2024	5,277
	American Credit Acceptance Receivables Trust(a)
	Series 2019-3 Class D
6,129	2.89%, 09/12/2025	6,080
	Series 2020-1 Class D
850,000	2.39%, 03/13/2026	839,229
	Series 2020-4 Class D
85,000	1.77%, 12/14/2026	80,028
	Series 2021-1 Class D
2,000,000	1.14%, 03/15/2027	1,898,247
	Series 2021-2 Class D
1,750,000	1.34%, 07/13/2027	1,640,517
	Series 2021-3 Class D
3,730,000	1.34%, 11/15/2027	3,491,140
	Series 2021-4 Class D
3,440,000	1.82%, 02/14/2028	3,116,283
	Series 2022-1 Class D
400,000	2.46%, 03/13/2028	354,705
	AmeriCredit Automobile Receivables Trust
	Series 2018-3 Class D
5,000	4.04%, 11/18/2024	4,950
	Series 2019-2 Class D
10,000	2.99%, 06/18/2025	9,691
	Series 2019-3 Class D
5,000	2.58%, 09/18/2025	4,807
	Series 2020-1 Class D
20,000	1.80%, 12/18/2025	18,582
	Series 2020-2 Class D
350,000	2.13%, 03/18/2026	324,331
	Series 2020-3 Class D
120,000	1.49%, 09/18/2026	110,251
	Series 2021-1 Class D
385,000	1.21%, 12/18/2026	347,077
3,400,000	Apidos XXXVII(a)(c) Series 2021-37A Class B 5.92%, 10/22/2034 3-mo. LIBOR + 1.60%	3,172,200
210,000	Aqua Finance Trust(a) Series 2021-A Class B 2.40%, 07/17/2046	173,084
Principal Amount		Fair Value
Non-Agency — (continued)
$ 3,850,000	Ares LXII Ltd(a)(c) Series 2021-62A Class B 6.01%, 01/25/2034 3-mo. LIBOR + 1.65%	$ 3,577,035
	Avis Budget Rental Car Funding AESOP LLC(a)
	Series 2018-1A Class B
535,000	4.00%, 09/20/2024	527,202
	Series 2018-1A Class C
100,000	4.73%, 09/20/2024	98,131
	Series 2019-2A Class A
130,000	3.35%, 09/22/2025	124,536
	Series 2020-1A Class C
1,795,000	3.02%, 08/20/2026	1,578,625
	Series 2020-2A Class A
925,000	2.02%, 02/20/2027	817,956
	Series 2020-2A Class B
210,000	2.96%, 02/20/2027	187,350
	Series 2020-2A Class C
110,000	4.25%, 02/20/2027	98,228
	Series 2021-1A Class C
105,000	2.13%, 08/20/2027	87,518
	Series 2021-2A Class C
450,000	2.35%, 02/20/2028	369,072
1,585,000	BHG Securitization Trust(a) Series 2022-A Class B 2.70%, 02/20/2035	1,356,838
900,000	BlueMountain Ltd(a)(c) Series 2018-2A Class B 4.61%, 08/15/2031 3-mo. LIBOR + 1.70%	841,807
2,900,000	BlueMountain XXXIII Ltd(a)(c) Series 2021-33A Class B 4.68%, 11/20/2034 3-mo. LIBOR + 1.70%	2,685,110
355,000	Brex Commercial Charge Card Master Trust(a) Series 2021-1 Class A 2.09%, 07/15/2024	348,962
79,890	Business Jet Securities LLC(a) Series 2021-1A Class B 2.92%, 04/15/2036	64,625
497,865	CAL Funding IV Ltd(a) Series 2020-1A Class A 2.22%, 09/25/2045	428,464
2,000,000	Carlyle Global Market Strategies Ltd(a)(c) Series 2021-3SA Class A2 5.58%, 04/15/2034 3-mo. LIBOR + 1.50%	1,857,600
	CarMax Auto Owner Trust
	Series 2019-3 Class D
5,000	2.85%, 01/15/2026	4,826
	Series 2020-1 Class D
5,000	2.64%, 07/15/2026	4,780
	Series 2020-2 Class C
15,000	4.23%, 11/17/2025	14,618
	Series 2020-3 Class D
5,000	2.53%, 01/15/2027	4,678

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2020-4 Class D
$ 1,830,000	1.75%, 04/15/2027	$ 1,652,609
	Series 2021-1 Class D
500,000	1.28%, 07/15/2027	441,163
	Series 2022-1 Class D
300,000	2.47%, 07/17/2028	269,117
	Carvana Auto Receivables Trust
	Series 2021-N3 Class C
550,000	1.02%, 06/12/2028	531,174
	Series 2021-N4 Class C
300,000	1.72%, 09/11/2028	286,219
	Series 2021-N4 Class D
680,000	2.30%, 09/11/2028	610,456
	Series 2021-P3 Class C
550,000	1.93%, 10/12/2027	452,333
	Series 2021-P4 Class C
325,000	2.33%, 02/10/2028	271,921
544,102	CLI Funding VIII LLC(a) Series 2021-1A Class A 1.64%, 02/18/2046	461,541
585,000	College Ave Student Loans LLC(a) Series 2021-A Class C 2.92%, 07/25/2051	515,311
	Commonbond Student Loan Trust(a)
	Series 2019-AGS Class B
180,314	3.04%, 01/25/2047	149,197
	Series 2020-1 Class A
42,207	1.69%, 10/25/2051	36,673
	CoreVest American Finance Trust(a)
	Series 2020-2 Class C
590,000	4.60%, 05/15/2052(d)	533,213
	Series 2021-1 Class C
155,000	2.80%, 04/15/2053	117,106
	Series 2021-2 Class C
320,000	2.48%, 07/15/2054	229,471
	Series 2021-3 Class D
220,000	3.47%, 10/15/2054	163,388
	Credit Acceptance Auto Loan Trust(a)
	Series 2020-2A Class C
295,000	2.73%, 11/15/2029	283,322
	Series 2020-3A Class C
500,000	2.28%, 02/15/2030	464,907
	Series 2021-2A Class C
400,000	1.64%, 06/17/2030	356,279
	Series 2021-3A Class C
250,000	1.63%, 09/16/2030	220,675
	Series 2021-4 Class C
2,453,000	1.94%, 02/18/2031	2,201,517
	DB Master Finance LLC(a)
	Series 2019-1A Class A23
415,160	4.35%, 05/20/2049	365,463
	Series 2021-1A Class A2II
1,032,200	2.49%, 11/20/2051	826,167
Principal Amount		Fair Value
Non-Agency — (continued)
$ 230,000	Dell Equipment Finance Trust(a) Series 2020-2 Class D 1.92%, 03/23/2026	$ 224,122
	Domino's Pizza Master Issuer LLC(a)
	Series 2017-1A Class A23
188,595	4.12%, 07/25/2047	169,377
	Series 2018-1A Class A2II
384,000	4.33%, 07/25/2048	350,088
	Series 2019-1A Class A2
2,723,000	3.67%, 10/25/2049	2,271,374
	Series 2021-1A Class A2I
1,103,200	2.66%, 04/25/2051	884,740
	Drive Auto Receivables Trust
	Series 2019-4 Class D
4,952	2.70%, 02/16/2027	4,857
	Series 2020-1 Class D
1,505,000	2.70%, 05/17/2027	1,474,373
	Series 2020-2 Class D
1,000,000	3.05%, 05/15/2028	972,319
	Series 2021-1 Class D
500,000	1.45%, 01/16/2029	460,271
	Series 2021-2 Class D
3,360,000	1.39%, 03/15/2029	3,038,440
1,200,000	Dryden Senior Loan Fund(a)(c) Series 2017-50A Class B 5.73%, 07/15/2030 3-mo. LIBOR + 1.65%	1,140,139
	DT Auto Owner Trust(a)
	Series 2019-3A Class D
2,986,296	2.96%, 04/15/2025	2,937,065
	Series 2019-4A Class D
10,000	2.85%, 07/15/2025	9,844
	Series 2020-3A Class C
345,000	1.47%, 06/15/2026	333,171
	Series 2021-1A Class D
3,170,000	1.16%, 11/16/2026	2,902,044
	Series 2021-2A Class D
2,970,000	1.50%, 02/16/2027	2,733,783
	Series 2021-3A Class D
2,765,000	1.31%, 05/17/2027	2,440,400
	Series 2021-4A Class D
790,000	1.99%, 09/15/2027	703,906
	Series 2022-1A Class D
1,470,000	3.40%, 12/15/2027	1,332,836
158,733	EDvestinU Private Education Loan Issue No 3 LLC(a) Series 2021-A Class A 1.80%, 11/25/2045	131,816
80,619	Elara HGV Timeshare Issuer LLC(a) Series 2021-A Class C 2.09%, 08/27/2035	69,884
86,368	ELFI Graduate Loan Program LLC(a)(d) Series 2021-A Class B 2.09%, 12/26/2046	73,005

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Exeter Automobile Receivables Trust
	Series 2019-4A Class D
$ 18,476	2.58%, 09/15/2025(a)	$ 18,111
	Series 2021-1A Class D
2,460,000	1.08%, 11/16/2026	2,306,613
	Series 2021-3A Class D
3,705,000	1.55%, 06/15/2027	3,332,222
	Series 2022-1A Class D
3,021,000	3.02%, 06/15/2028	2,693,703
	Series 2022-2A Class D
200,000	4.56%, 07/17/2028	185,208
	Series 2022-5A Class A2
3,860,000	5.29%, 01/15/2025	3,854,586
	First Investors Auto Owner Trust(a)
	Series 2019-1A Class D
350,000	3.55%, 04/15/2025	347,120
	Series 2021-1A Class D
415,000	1.62%, 03/15/2027	378,595
	Series 2022-1A Class D
400,000	3.79%, 06/15/2028	357,049
	Series 2022-2A Class D
420,000	8.71%, 10/16/2028	419,958
	FirstKey Homes Trust(a)
	Series 2020-SFR2 Class F1
1,015,000	3.02%, 10/19/2037	869,285
	Series 2021-SFR1 Class E1
535,000	2.39%, 08/17/2038	438,980
	Series 2021-SFR2 Class E1
360,000	2.26%, 09/17/2038	293,762
	Series 2021-SFR2 Class E2
225,000	2.36%, 09/17/2038	182,002
	Series 2022-SFR2 Class D
635,000	4.50%, 07/17/2039	561,560
	Flagship Credit Auto Trust(a)
	Series 2019-3 Class D
85,000	2.86%, 12/15/2025	81,320
	Series 2019-4 Class D
10,000	3.12%, 01/15/2026	9,525
	Series 2020-1 Class D
15,000	2.48%, 03/16/2026	14,001
	Series 2020-4 Class D
190,000	2.18%, 02/16/2027	177,513
	Series 2021-1 Class D
255,000	1.27%, 03/15/2027	229,872
	Series 2021-2 Class D
310,000	1.59%, 06/15/2027	272,394
	Series 2021-3 Class D
475,000	1.65%, 09/15/2027	413,178
	Series 2021-4 Class C
610,000	1.96%, 12/15/2027	558,481
	Ford Credit Auto Owner Trust
	Series 2019-C Class A3
1,170	1.87%, 03/15/2024	1,167
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2020-B Class A3
$ 13,028	0.56%, 10/15/2024	$ 12,851
	Foursight Capital Automobile Receivables Trust(a)
	Series 2021-1 Class D
530,000	1.32%, 03/15/2027	491,199
	Series 2021-2 Class D
360,000	1.92%, 09/15/2027	330,052
	Freedom Financial Trust(a)
	Series 2021-2 Class C
100,000	1.94%, 06/19/2028	96,055
	Series 2021-3FP Class D
495,000	2.37%, 11/20/2028	438,022
	Series 2022-1FP Class D
410,000	3.35%, 03/19/2029	376,431
	FRTKL Trust(a)
	Series 2021-SFR1 Class E1
165,000	2.37%, 09/17/2038	135,165
	Series 2021-SFR1 Class E2
140,000	2.52%, 09/17/2038	114,361
	GLS Auto Receivables Issuer Trust(a)
	Series 2020-1A Class C
10,000	2.72%, 11/17/2025	9,833
	Series 2021-1A Class D
1,285,000	1.68%, 01/15/2027	1,211,147
	Series 2021-2A Class D
545,000	1.42%, 04/15/2027	489,374
	Series 2021-3A Class D
785,000	1.48%, 07/15/2027	693,855
	Series 2021-4A Class D
1,790,000	2.48%, 10/15/2027	1,589,735
	GM Financial Consumer Automobile Receivables Trust
	Series 2019-4 Class A3
2,368	1.75%, 07/16/2024	2,358
	Series 2020-1 Class A3
2,132	1.84%, 09/16/2024	2,117
	Series 2020-4 Class A3
6,949	0.38%, 08/18/2025	6,762
	Series 2021-1 Class A3
487,431	0.35%, 10/16/2025	471,388
	Series 2021-2 Class A3
1,550,000	0.51%, 04/16/2026	1,477,759
296,250	Hardee's Funding LLC(a) Series 2021-1A Class A2 2.87%, 06/20/2051	229,689
	Hertz Vehicle Financing III LLC(a)
	Series 2022-1A Class D
1,704,000	4.85%, 06/25/2026	1,484,538
	Series 2022-3A Class D
1,283,000	6.31%, 03/25/2025	1,224,171

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 900,000	Hertz Vehicle Financing LLC(a) Series 2022-4A Class D 6.56%, 09/25/2026	$ 822,581
	Home Partners of America Trust(a)
	Series 2021-1 Class E
88,043	2.58%, 09/17/2041	70,106
	Series 2021-2 Class E1
1,285,248	2.85%, 12/17/2026	1,094,968
	Series 2021-2 Class E2
618,282	2.95%, 12/17/2026	523,245
	Honda Auto Receivables Owner Trust
	Series 2019-4 Class A3
36,628	1.83%, 01/18/2024	36,436
	Series 2020-1 Class A4
30,000	1.63%, 10/21/2026	29,315
	HPEFS Equipment Trust(a)
	Series 2021-1A Class D
190,000	1.03%, 03/20/2031	178,738
	Series 2022-1A Class D
420,000	2.40%, 11/20/2029	382,110
6,800,000	HPS Loan Management Ltd(a)(c) Series 15A-19 Class A1R 5.36%, 01/22/2035 3-mo. SOFR + 1.32%	6,478,686
	JPMorgan Chase Bank NA(a)
	Series 2021-1 Class D
104,561	1.17%, 09/25/2028	100,118
	Series 2021-3 Class D
155,765	1.01%, 02/26/2029	146,813
2,250,000	KKR Ltd(a)(c) Series 31A Class B 5.74%, 04/20/2034 3-mo. LIBOR + 1.50%	2,067,750
360,228	Laurel Road Prime Student Loan Trust(a) Series 2020-A Class A2FX 1.40%, 11/25/2050	323,619
982,040	Lunar Structured Aircraft Portfolio Notes(a) Series 2021-1 Class A 2.64%, 10/15/2046	783,283
1,875,059	MAPS Ltd(a) Series 2021-1A Class A 2.52%, 06/15/2046	1,500,004
2,250,000	Marathon Ltd(a)(c) Series 2021-16A Class A2 5.78%, 04/15/2034 3-mo. LIBOR + 1.70%	2,067,075
	Marlette Funding Trust(a)
	Series 2021-2A Class C
120,000	1.50%, 09/15/2031	109,851
	Series 2021-3A Class C
310,000	1.81%, 12/15/2031	270,281
455,000	Mercury Financial Credit Card Master Trust(a) Series 2021-1A Class A 1.54%, 03/20/2026	429,705
Principal Amount		Fair Value
Non-Agency — (continued)
$ 130,930	Merlin Aviation Holdings Designated Activity Co(a)(b) Series 2016-1 Class A 4.50%, 12/15/2032	$ 99,033
100,000	Mission Lane Credit Card Master Trust(a) Series 2021-A Class B 2.24%, 09/15/2026	95,995
	MVW Owner Trust(a)
	Series 2019-1A Class C
26,953	3.33%, 11/20/2036	24,892
	Series 2021-1WA Class C
697,019	1.94%, 01/22/2041	614,612
	Series 2021-2A Class C
1,263,567	2.23%, 05/20/2039	1,106,559
	Navient Private Education Refi Loan Trust(a)
	Series 2020-HA Class A
60,297	1.31%, 01/15/2069	54,344
	Series 2021-A Class A
367,544	0.84%, 05/15/2069	310,455
	Series 2021-A Class B
720,000	2.24%, 05/15/2069	487,988
	Series 2021-EA Class B
235,000	2.03%, 12/16/2069	145,686
	Series 2021-FA Class B
505,000	2.12%, 02/18/2070	309,588
1,542,187	Navigator Aircraft Ltd(a)(b) Series 2021-1 Class A 2.77%, 11/15/2046	1,269,611
	Nelnet Student Loan Trust(a)
	Series 2021-DA Class C
195,000	3.50%, 04/20/2062	148,409
	Series 2021-DA Class D
100,000	4.38%, 04/20/2062	73,748
	Nissan Auto Receivables Owner Trust
	Series 2019-C Class A3
926	1.93%, 07/15/2024	922
	Series 2020-A Class A3
12,459	1.38%, 12/16/2024	12,269
2,100,000	Octagon Investment Partners Ltd(a)(c) Series 2019-4A Class A1R 4.07%, 05/12/2031 3-mo. LIBOR + 1.15%	2,039,992
2,250,000	OneMain Direct Auto Receivables Trust(a) Series 2021-1A Class D 1.62%, 11/14/2030	1,859,318
	OneMain Financial Issuance Trust(a)
	Series 2018-2A Class A
260,000	3.57%, 03/14/2033	254,181
	Series 2018-2A Class B
200,000	3.89%, 03/14/2033	188,867
	Series 2020-2A Class A
2,755,000	1.75%, 09/14/2035	2,381,906
	Series 2021-1A Class D
350,000	2.47%, 06/16/2036	261,443

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2022-S1 Class D
$ 770,000	5.20%, 05/14/2035	$ 686,015
576,000	Planet Fitness Master Issuer LLC(a) Series 2018-1A Class A2II 4.67%, 09/05/2048	539,046
	Prestige Auto Receivables Trust(a)
	Series 2020-1A Class E
330,000	3.67%, 02/15/2028	319,306
	Series 2022-1A Class D
1,235,000	8.08%, 08/15/2028	1,219,620
	Progress Residential Trust(a)
	Series 2021-SFR2 Class E1
465,000	2.55%, 04/19/2038	387,799
	Series 2021-SFR3 Class E1
165,000	2.54%, 05/17/2026	137,613
	Series 2021-SFR3 Class E2
140,000	2.69%, 05/17/2026	116,453
	Series 2021-SFR4 Class E1
100,000	2.41%, 05/17/2038	83,010
	Series 2021-SFR4 Class E2
100,000	2.56%, 05/17/2038	82,979
	Series 2021-SFR5 Class E1
230,000	2.21%, 07/17/2038	188,647
	Series 2021-SFR5 Class E2
100,000	2.36%, 07/17/2038	81,546
	Series 2021-SFR6 Class E1
300,000	2.43%, 07/17/2038	247,441
	Series 2021-SFR6 Class E2
155,000	2.53%, 07/17/2038	126,519
	Series 2021-SFR7 Class E1
365,000	2.59%, 08/17/2040	276,536
	Series 2021-SFR7 Class E2
100,000	2.64%, 08/17/2040	75,371
	Series 2021-SFR9 Class E1
165,000	2.81%, 11/17/2040	126,062
	Series 2021-SFR9 Class E2
115,000	3.01%, 11/17/2040	87,338
100,000	Republic Finance Issuance Trust(a) Series 2021-A Class C 3.53%, 12/22/2031	85,503
275,631	Santander Bank NA(a) Series 2021-1A Class B 1.83%, 12/15/2031	264,275
Principal Amount		Fair Value
Non-Agency — (continued)
	Santander Drive Auto Receivables Trust
	Series 2019-3 Class D
$ 6,440	2.68%, 10/15/2025	$ 6,399
	Series 2020-1 Class C
172,462	4.11%, 12/15/2025	171,327
	Series 2020-1 Class D
390,000	5.35%, 03/15/2028	387,616
	Series 2020-2 Class D
210,000	2.22%, 09/15/2026	203,867
	Series 2020-3 Class D
5,000	1.64%, 11/16/2026	4,778
	Series 2020-4 Class D
40,000	1.48%, 01/15/2027	38,038
	Series 2021-1 Class D
2,500,000	1.13%, 11/16/2026	2,368,067
	Series 2021-2 Class D
1,100,000	1.35%, 07/15/2027	1,027,218
	Series 2021-3 Class D
1,030,000	1.33%, 09/15/2027	960,531
	Series 2021-4 Class D
2,655,000	1.67%, 10/15/2027	2,447,658
	Series 2022-5 Class C
1,100,000	4.74%, 10/16/2028	1,056,741
	SCF Equipment Leasing LLC(a)
	Series 2021-1A Class D
100,000	1.93%, 09/20/2030	86,744
	Series 2022-1A Class D
355,000	3.79%, 11/20/2031	306,134
	Sierra Timeshare Receivables Funding LLC(a)
	Series 2019-2A Class C
110,563	3.12%, 05/20/2036	102,526
	Series 2019-3A Class C
73,191	3.00%, 08/20/2036	68,034
	Series 2021-1A Class C
58,668	1.79%, 11/20/2037	53,451
822,303	S-Jets Ltd(a) Series 2017-1 Class A 3.97%, 08/15/2042	615,691
	SMB Private Education Loan Trust(a)
	Series 2020-A Class A2A
688,873	2.23%, 09/15/2037	616,277
	Series 2021-A Class A2A2
538,896	4.14%, 01/15/2053(c) 1-mo. LIBOR + 0.73%	510,230
	Series 2021-B Class B
345,000	2.65%, 07/17/2051	268,888
	Series 2021-D Class B
330,000	2.31%, 03/17/2053	249,674
	Series 2021-E Class B
700,000	2.49%, 02/15/2051	522,004
130,000	SoFi Consumer Loan Program Trust(a) Series 2021-1 Class D 2.04%, 09/25/2030	116,502

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 100,000	SoFi Professional Loan Program LLC(a)(d) Series 2017-A Class C 4.43%, 03/26/2040	$ 86,450
987,537	Taco Bell Funding LLC(a) Series 2021-1A Class A2II 2.29%, 08/25/2051	770,189
355,333	Textainer Marine Containers VII Ltd(a) Series 2021-1A Class A 1.68%, 02/20/2046	293,514
380,325	TIF Funding II LLC(a) Series 2021-1A Class A 1.65%, 02/20/2046	312,391
	Toyota Auto Receivables Owner Trust
	Series 2019-D Class A3
3,929	1.92%, 01/16/2024	3,915
	Series 2020-C Class A3
4,614	0.44%, 10/15/2024	4,532
	Tricon American Homes Trust(a)
	Series 2019-SFR1 Class D
5,000	3.20%, 03/17/2038	4,463
	Series 2020-SFR2 Class E1
100,000	2.73%, 11/17/2039	80,269
	Tricon Residential Trust(a)
	Series 2021-SFR1 Class E1
200,000	2.79%, 07/17/2038	167,863
	Series 2021-SFR1 Class E2
535,000	2.89%, 07/17/2038	445,141
	VCAT LLC(a)(b)
	Series 2021-NPL1 Class A1
220,396	2.29%, 12/26/2050	210,214
	Series 2021-NPL5 Class A1
989,107	1.87%, 08/25/2051	899,417
	Series 2021-NPL6 Class A1
1,305,703	1.92%, 09/25/2051	1,205,955
2,250,000	Venture Ltd(a)(c) Series 2021-42A Class B 5.63%, 04/15/2034 3-mo. LIBOR + 1.55%	2,040,525
179,542	VOLT XCII LLC(a)(b) Series 2021-NPL1 Class A1 1.89%, 02/27/2051	161,931
477,238	VOLT XCIII LLC(a)(b) Series 2021-NPL2 Class A1 1.89%, 02/27/2051	438,425
411,594	VOLT XCIV LLC(a)(b) Series 2021-NPL3 Class A1 2.24%, 02/27/2051	356,876
Principal Amount		Fair Value
Non-Agency — (continued)
$ 308,483	VOLT XCVI LLC(a)(b) Series 2021-NPL5 Class A1 2.12%, 03/27/2051	$ 280,297
777,853	VOLT XCVII LLC(a)(b) Series 2021-NPL6 Class A1 2.24%, 04/25/2051	703,362
843,651	WAVE Trust(a) Series 2017-1A Class A 3.84%, 11/15/2042	610,643
	Wendy's Funding LLC(a)
	Series 2018-1A Class A2II
166,687	3.88%, 03/15/2048	144,408
	Series 2021-1A Class A2I
523,375	2.37%, 06/15/2051	405,496
	Westlake Automobile Receivables Trust(a)
	Series 2019-3A Class D
8,777	2.72%, 11/15/2024	8,705
	Series 2020-2A Class C
500,000	2.01%, 07/15/2025	493,869
	Series 2020-2A Class D
600,000	2.76%, 01/15/2026	579,641
	Series 2021-1A Class D
1,030,000	1.23%, 04/15/2026	961,583
	Series 2021-2A Class D
535,000	1.23%, 12/15/2026	485,638
	Series 2021-3A Class D
1,060,000	2.12%, 01/15/2027	950,568
	Series 2022-1A Class D
1,700,000	3.49%, 03/15/2027	1,549,925
853,888	Willis Engine Structured Trust VI(a) Series 2021-A Class A 3.10%, 05/15/2046	617,421
1,000,000	World Omni Select Auto Trust Series 2021-A Class D 1.44%, 11/15/2027	896,524
TOTAL ASSET-BACKED SECURITIES — 10.23% (Cost $177,945,613)		$ 160,378,811
CORPORATE BONDS AND NOTES
Basic Materials — 1.55%
400,000	Alpek SAB de CV(a) 3.25%, 02/25/2031	305,898
	Anglo American Capital PLC(a)
400,000	4.50%, 03/15/2028	363,355
2,415,000	2.63%, 09/10/2030	1,852,722
425,000	2.88%, 03/17/2031	326,670
855,000	Ashland LLC(a) 3.38%, 09/01/2031	668,935
1,350,000	ATI Inc 5.88%, 12/01/2027	1,227,064

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Principal Amount		Fair Value
Basic Materials — (continued)
	Braskem Netherlands Finance BV(a)
$ 410,000	4.50%, 01/31/2030	$ 332,682
415,000	5.88%, 01/31/2050	301,572
	Celanese US Holdings LLC
660,000	6.33%, 07/15/2029	613,939
490,000	6.38%, 07/15/2032(e)	445,842
	First Quantum Minerals Ltd(a)
4,815,000	7.50%, 04/01/2025	4,670,550
200,000	6.88%, 03/01/2026	187,680
1,790,000	6.88%, 10/15/2027	1,664,391
1,070,000	FMG Resources Pty Ltd(a)(e) 4.38%, 04/01/2031	850,436
	Freeport-McMoRan Inc
5,000	4.38%, 08/01/2028	4,511
1,685,000	4.25%, 03/01/2030	1,474,881
1,695,000	4.63%, 08/01/2030	1,498,500
1,180,000	5.40%, 11/14/2034	1,048,826
	Glencore Funding LLC(a)
5,000	4.00%, 03/27/2027	4,597
10,000	3.88%, 10/27/2027	9,000
35,000	4.88%, 03/12/2029	32,181
3,090,000	2.50%, 09/01/2030(e)	2,377,308
2,010,000	2.85%, 04/27/2031	1,555,953
300,000	2.63%, 09/23/2031	224,933
635,000	Novelis Corp 4.75%, 01/30/2030	539,461
958,000	Orbia Advance Corp SAB de CV(a) 2.88%, 05/11/2031	707,548
1,280,000	Suzano Austria GmbH 3.75%, 01/15/2031	1,024,000
130,000	Volcan Cia Minera SAA(a) 4.38%, 02/11/2026	109,105
		24,422,540
Communications — 4.99%
4,895,000	Amazon.com Inc 0.45%, 05/12/2024	4,590,363
515,000	Block Communications Inc(a) 4.88%, 03/01/2028	447,550
	CCO Holdings LLC / CCO Holdings Capital Corp
3,000	5.50%, 05/01/2026(a)	2,888
50,000	5.13%, 05/01/2027(a)	46,324
505,000	4.50%, 08/15/2030(a)	409,838
3,390,000	4.25%, 02/01/2031(a)	2,678,100
140,000	4.75%, 02/01/2032(a)	112,007
290,000	4.50%, 05/01/2032	229,100
2,890,000	4.25%, 01/15/2034(a)	2,124,150
	Charter Communications Operating LLC / Charter Communications Operating Capital
785,000	2.80%, 04/01/2031	595,133
150,000	2.30%, 02/01/2032	107,006
190,000	4.40%, 04/01/2033	157,842
10,000	5.13%, 07/01/2049	7,374
4,130,000	4.80%, 03/01/2050	2,922,914
Principal Amount		Fair Value
Communications — (continued)
$ 1,315,000	4.40%, 12/01/2061	$ 833,807
2,235,000	3.95%, 06/30/2062	1,308,413
	CommScope Inc(a)
85,000	7.13%, 07/01/2028	71,989
1,780,000	4.75%, 09/01/2029	1,505,585
2,805,000	CommScope Technologies LLC(a) 5.00%, 03/15/2027	2,270,956
	CSC Holdings LLC(a)
200,000	5.75%, 01/15/2030	153,000
10,375,000	4.63%, 12/01/2030	7,467,640
	DISH DBS Corp
5,765,000	5.25%, 12/01/2026(a)	5,008,344
4,090,000	5.13%, 06/01/2029	2,747,041
	Expedia Group Inc
5,250,000	3.25%, 02/15/2030	4,231,066
485,000	2.95%, 03/15/2031(e)	368,056
1,680,000	Go Daddy Operating Co LLC / GD Finance Co Inc(a) 3.50%, 03/01/2029	1,393,274
	iHeartCommunications Inc
970,000	8.38%, 05/01/2027	871,344
840,000	5.25%, 08/15/2027(a)	764,543
650,000	4.75%, 01/15/2028(a)	567,125
	Lamar Media Corp
170,000	3.75%, 02/15/2028	149,192
650,000	4.00%, 02/15/2030(e)	551,921
	Netflix Inc
165,000	4.88%, 04/15/2028	156,587
550,000	5.88%, 11/15/2028	545,875
1,030,000	6.38%, 05/15/2029	1,050,476
175,000	5.38%, 11/15/2029(a)	166,250
3,510,000	4.88%, 06/15/2030(a)(e)	3,250,216
435,000	Nokia OYJ 4.38%, 06/12/2027	400,039
485,000	Sirius XM Radio Inc(a) 5.00%, 08/01/2027	446,200
	SoftBank Group Corp
1,265,000	4.63%, 07/06/2028	1,008,837
340,000	5.25%, 07/06/2031	259,760
235,000	Sprint Capital Corp 6.88%, 11/15/2028	242,515
	Time Warner Cable LLC
1,355,000	5.50%, 09/01/2041	1,063,431
4,475,000	4.50%, 09/15/2042	3,055,647
	T-Mobile USA Inc
450,000	2.40%, 03/15/2029	367,707
2,155,000	3.38%, 04/15/2029	1,865,907
2,245,000	3.88%, 04/15/2030	1,985,925
2,640,000	3.50%, 04/15/2031	2,219,730
810,000	2.70%, 03/15/2032	633,421
	Uber Technologies Inc(a)
250,000	8.00%, 11/01/2026	250,925
1,195,000	7.50%, 09/15/2027	1,194,724
2,115,000	6.25%, 01/15/2028(e)	2,009,250
11,860,000	4.50%, 08/15/2029(e)	10,166,392
1,485,000	Virgin Media Finance PLC(a) 5.00%, 07/15/2030	1,190,061
		78,223,760

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Principal Amount		Fair Value
Consumer, Cyclical — 2.22%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(a)
$ 5,000	5.75%, 04/15/2025(e)	$ 4,981
325,000	3.88%, 01/15/2028	285,651
1,675,000	4.00%, 10/15/2030	1,367,219
1,365,000	7-Eleven Inc(a) 0.80%, 02/10/2024	1,287,248
880,000	Allison Transmission Inc(a) 3.75%, 01/30/2031	702,025
	American Airlines Pass Through Trust
	Series 2016-1 Class B
4,873	5.25%, 01/15/2024	4,701
	Series 2017-2 Class B
2,725	3.70%, 10/15/2025	2,388
	Series 2016-3 Class B
16,742	3.75%, 10/15/2025	14,470
	Series 2019-1 Class B
19,063	3.85%, 02/15/2028	15,362
	Series 2016-3 Class A
137,068	3.25%, 10/15/2028	104,050
	Series 2017-2 Class A
3,782	3.60%, 10/15/2029	2,868
40,000	AutoNation Inc 4.75%, 06/01/2030	34,442
10,000	AutoZone Inc 3.63%, 04/15/2025	9,606
3,779	British Airways Pass Through Trust(a) Series 2019-1 Class A 3.35%, 06/15/2029	3,202
	Carnival Corp(a)
1,260,000	5.75%, 03/01/2027	873,161
1,050,000	6.00%, 05/01/2029	696,431
915,000	Ford Motor Co 3.25%, 02/12/2032	687,000
	General Motors Co
295,000	5.20%, 04/01/2045	227,615
1,345,000	5.40%, 04/01/2048	1,058,165
2,200,000	5.95%, 04/01/2049	1,862,618
	General Motors Financial Co Inc
60,000	5.70%, Perpetual(e)(f)	51,000
35,000	5.75%, Perpetual(e)(f)	28,697
585,000	1.05%, 03/08/2024	548,565
1,010,000	Genm Capital Labuan Ltd(a) 3.88%, 04/19/2031	606,702
2,120,000	Goodyear Tire & Rubber Co(e) 4.88%, 03/15/2027	1,929,200
	Hilton Domestic Operating Co Inc(a)
1,305,000	4.00%, 05/01/2031	1,090,912
110,000	3.63%, 02/15/2032	87,587
	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc(a)
500,000	5.00%, 06/01/2029	428,815
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 535,000	4.88%, 07/01/2031	$ 437,362
1,429,424	JetBlue Pass Through Trust Series 2020-1 Class A 4.00%, 11/15/2032	1,258,753
365,000	Lithia Motors Inc(a) 3.88%, 06/01/2029	294,080
	Marriott International Inc
5,000	5.75%, 05/01/2025	5,045
175,000	4.63%, 06/15/2030	156,984
1,310,000	2.85%, 04/15/2031	1,019,262
715,000	Marriott Ownership Resorts Inc(a) 4.50%, 06/15/2029	598,616
	NCL Corp Ltd(a)
885,000	5.88%, 03/15/2026	724,594
930,000	5.88%, 02/15/2027	830,025
515,000	NCL Finance Ltd(a) 6.13%, 03/15/2028	400,412
230,000	PulteGroup Inc 6.00%, 02/15/2035	204,404
	Royal Caribbean Cruises Ltd(a)
220,000	4.25%, 07/01/2026	174,911
1,805,000	5.50%, 04/01/2028	1,389,850
	Scientific Games International Inc(a)
1,735,000	7.00%, 05/15/2028	1,679,012
35,000	7.25%, 11/15/2029	33,835
390,000	Tapestry Inc 3.05%, 03/15/2032	286,938
3,240,000	Target Corp 2.25%, 04/15/2025	3,044,828
	Travel + Leisure Co
120,000	6.63%, 07/31/2026(a)	116,845
65,000	6.00%, 04/01/2027	60,691
2,260,000	4.50%, 12/01/2029(a)	1,841,900
875,000	4.63%, 03/01/2030(a)	706,313
645,000	4.63%, 03/01/2030	520,653
156,210	United Airlines Pass Through Trust Series 2020-1 Class B 4.88%, 01/15/2026	145,275
	Warnermedia Holdings Inc(a)
595,000	4.05%, 03/15/2029	505,541
2,390,000	4.28%, 03/15/2032	1,930,518
	Yum! Brands Inc
1,035,000	4.75%, 01/15/2030(a)	925,031
1,105,000	3.63%, 03/15/2031	886,762
680,000	4.63%, 01/31/2032	581,420
		34,774,541
Consumer, Non-Cyclical — 2.73%
1,275,000	Adani Ports & Special Economic Zone Ltd(a) 4.20%, 08/04/2027	1,028,631
	Ashtead Capital Inc(a)
470,000	4.25%, 11/01/2029	408,762
290,000	5.50%, 08/11/2032	262,134

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Bausch Health Cos Inc(a)
$ 130,000	7.00%, 01/15/2028	$ 52,000
660,000	5.00%, 01/30/2028	255,902
335,000	4.88%, 06/01/2028	205,188
70,000	5.00%, 02/15/2029	27,325
80,000	6.25%, 02/15/2029	31,200
470,000	5.25%, 01/30/2030	182,125
1,535,000	5.25%, 02/15/2031	602,487
530,000	Block Inc 3.50%, 06/01/2031	426,650
230,000	Catalent Pharma Solutions Inc(a) 3.13%, 02/15/2029	188,209
	Centene Corp
380,000	3.00%, 10/15/2030	305,900
3,900,000	2.50%, 03/01/2031	2,993,250
1,030,000	2.63%, 08/01/2031	788,187
	Charles River Laboratories International Inc(a)
155,000	3.75%, 03/15/2029	134,075
610,000	4.00%, 03/15/2031	513,149
1,725,000	Cigna Corp 4.38%, 10/15/2028	1,623,777
	CVS Pass Through Trust(a)
	Series 2013
783,911	4.70%, 01/10/2036	710,322
	Series 2014
273,637	4.16%, 08/11/2036(e)	237,874
140,000	Darling Ingredients Inc(a) 6.00%, 06/15/2030	134,750
215,000	Element Fleet Management Corp(a) 1.60%, 04/06/2024	202,272
40,000	Encompass Health Corp 4.75%, 02/01/2030	34,100
	Gartner Inc(a)
140,000	3.63%, 06/15/2029	119,000
895,000	3.75%, 10/01/2030	751,796
3,750,000	GlaxoSmithKline Capital PLC 0.53%, 10/01/2023	3,603,924
	Global Payments Inc
505,000	5.30%, 08/15/2029	475,654
320,000	2.90%, 11/15/2031	244,209
1,085,000	5.40%, 08/15/2032	1,001,489
	HCA Inc
1,850,000	4.13%, 06/15/2029	1,632,456
1,675,000	3.50%, 09/01/2030	1,387,570
1,810,000	Hologic Inc(a) 3.25%, 02/15/2029	1,538,138
	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc(a)
660,000	3.00%, 02/02/2029	534,708
435,000	3.75%, 12/01/2031	341,195
40,000	Lamb Weston Holdings Inc(a) 4.88%, 05/15/2028	37,183
790,000	Molina Healthcare Inc(a) 3.88%, 05/15/2032	658,860
1,310,000	Natura Cosmeticos SA(a)(e) 4.13%, 05/03/2028	1,020,123
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 1,250,000	NBM US Holdings Inc(a) 7.00%, 05/14/2026	$ 1,206,884
	Pilgrim's Pride Corp(a)
265,000	5.88%, 09/30/2027	259,022
630,000	4.25%, 04/15/2031	524,671
1,905,000	3.50%, 03/01/2032	1,458,716
	Post Holdings Inc
2,000	5.75%, 03/01/2027(a)	1,933
14,000	5.75%, 03/01/2027	13,533
635,000	4.63%, 04/15/2030(a)	535,823
910,000	4.50%, 09/15/2031(a)	752,752
1,000,000	S&P Global Inc(a) 4.25%, 05/01/2029	932,715
1,020,000	Smithfield Foods Inc(a) 3.00%, 10/15/2030	775,109
	Tenet Healthcare Corp(a)
5,000	4.88%, 01/01/2026	4,725
560,000	6.25%, 02/01/2027	534,419
645,000	4.63%, 06/15/2028	565,984
90,000	6.13%, 10/01/2028	77,895
125,000	Teva Pharmaceutical Finance Co LLC 6.15%, 02/01/2036	102,439
	Teva Pharmaceutical Finance Netherlands III BV
6,045,000	3.15%, 10/01/2026	5,108,025
575,000	4.75%, 05/09/2027	507,438
275,000	5.13%, 05/09/2029(e)	236,005
3,420,000	4.10%, 10/01/2046	2,069,497
1,445,000	TriNet Group Inc(a) 3.50%, 03/01/2029	1,197,544
1,300,000	Unilever Capital Corp 2.60%, 05/05/2024	1,255,809
		42,815,512
Energy — 2.28%
	Aker BP ASA(a)
835,000	2.00%, 07/15/2026	725,035
3,075,000	4.00%, 01/15/2031	2,607,373
605,000	3.10%, 07/15/2031	475,343
	Cheniere Corpus Christi Holdings LLC
15,000	5.13%, 06/30/2027	14,634
1,075,000	3.70%, 11/15/2029	936,265
	Continental Resources Inc(a)
6,695,000	5.75%, 01/15/2031	6,070,059
3,170,000	2.88%, 04/01/2032	2,312,549
	DCP Midstream Operating LP
220,000	5.13%, 05/15/2029	206,004
2,000,000	3.25%, 02/15/2032	1,592,307
340,000	Diamondback Energy Inc(e) 3.13%, 03/24/2031	277,839
855,000	Ecopetrol SA(e) 4.63%, 11/02/2031	589,234
	Energean Israel Finance Ltd(a)
480,000	5.38%, 03/30/2028	421,200
625,000	5.88%, 03/30/2031	528,125

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Principal Amount		Fair Value
Energy — (continued)
$ 1,085,000	Energy Transfer LP 3.75%, 05/15/2030	$ 922,243
445,000	EnLink Midstream Partners LP 5.45%, 06/01/2047	338,107
1,230,000	EQM Midstream Partners LP 5.50%, 07/15/2028	1,098,550
	EQT Corp
330,000	6.13%, 02/01/2025	330,815
450,000	5.68%, 10/01/2025	444,833
220,000	3.13%, 05/15/2026(a)	199,648
2,505,000	3.90%, 10/01/2027	2,251,419
310,000	5.70%, 04/01/2028	301,661
540,000	5.00%, 01/15/2029	501,639
940,000	3.63%, 05/15/2031(a)	781,967
	Hess Midstream Operations LP(a)
590,000	5.63%, 02/15/2026	578,654
265,000	4.25%, 02/15/2030	226,615
925,000	Leviathan Bond Ltd(a) 6.13%, 06/30/2025	878,123
165,000	NGPL PipeCo LLC(a) 4.88%, 08/15/2027	153,313
	Occidental Petroleum Corp
135,000	5.55%, 03/15/2026	137,025
910,000	8.88%, 07/15/2030	1,032,850
80,000	6.63%, 09/01/2030	83,204
85,000	6.13%, 01/01/2031	85,224
40,000	7.50%, 05/01/2031	43,000
790,000	7.88%, 09/15/2031	859,765
	Ovintiv Inc
125,000	8.13%, 09/15/2030	133,915
30,000	7.20%, 11/01/2031	30,626
170,000	7.38%, 11/01/2031	176,213
1,515,000	6.50%, 08/15/2034	1,471,458
470,000	6.63%, 08/15/2037	459,676
45,000	6.50%, 02/01/2038	42,769
75,000	Petroleos Mexicanos 5.95%, 01/28/2031	54,051
	Plains All American Pipeline LP / PAA Finance Corp
650,000	3.55%, 12/15/2029	541,635
585,000	4.30%, 01/31/2043	393,110
815,000	Sabine Pass Liquefaction LLC 4.50%, 05/15/2030	743,352
215,000	Southwestern Energy Co 4.75%, 02/01/2032	185,588
90,000	Targa Resources Corp 5.20%, 07/01/2027	86,808
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
270,000	5.50%, 03/01/2030	249,245
270,000	4.88%, 02/01/2031	238,224
225,000	4.00%, 01/15/2032	184,632
1,475,000	Valero Energy Partners LP 4.50%, 03/15/2028	1,388,215
Principal Amount		Fair Value
Energy — (continued)
	Western Midstream Operating LP
$ 255,000	4.30%, 02/01/2030	$ 224,349
125,000	5.45%, 04/01/2044	101,371
850,000	5.30%, 03/01/2048	686,375
95,000	5.50%, 08/15/2048	76,622
335,000	5.50%, 02/01/2050	260,791
		35,733,647
Financial — 10.74%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,900,000	3.88%, 01/23/2028	1,631,389
930,000	3.00%, 10/29/2028	751,320
1,165,000	3.30%, 01/30/2032	874,392
980,000	Agile Group Holdings Ltd 6.05%, 10/13/2025	183,293
1,320,000	AIG Global Funding(a) 0.65%, 06/17/2024	1,226,312
	Air Lease Corp
825,000	4.65%, Perpetual(f)	687,556
10,000	3.38%, 07/01/2025	9,256
825,000	3.00%, 02/01/2030	641,882
3,935,000	3.13%, 12/01/2030	3,051,578
	Aircastle Ltd
345,000	5.25%, Perpetual(a)(f)	258,008
20,000	4.25%, 06/15/2026	17,652
	Ally Financial Inc
3,570,000	4.70%, Perpetual(f)	2,461,463
200,000	4.63%, 03/30/2025	192,416
1,960,000	5.75%, 11/20/2025	1,885,675
615,000	2.20%, 11/02/2028	468,977
2,970,000	8.00%, 11/01/2031	3,046,065
1,475,000	American Express Co 5.85%, 11/05/2027	1,473,938
185,000	American Homes 4 Rent LP REIT 2.38%, 07/15/2031	136,390
	Antares Holdings LP(a)
260,000	3.95%, 07/15/2026	221,248
1,385,000	2.75%, 01/15/2027	1,093,629
2,160,000	3.75%, 07/15/2027	1,720,822
	Ares Capital Corp
1,190,000	2.88%, 06/15/2028	929,289
1,800,000	3.20%, 11/15/2031(e)	1,260,161
	Athene Global Funding(a)
3,360,000	1.72%, 01/07/2025	3,079,375
980,000	1.61%, 06/29/2026	832,434
230,000	2.55%, 11/19/2030	172,222
2,915,000	Athene Holding Ltd 3.50%, 01/15/2031	2,285,636
	Aviation Capital Group LLC(a)
450,000	5.50%, 12/15/2024	432,963
710,000	1.95%, 01/30/2026	593,043

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 225,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(a) 5.38%, 04/17/2025	$ 218,250
	Banco Santander SA
2,200,000	0.70%, 06/30/2024	2,112,431
1,200,000	2.75%, 12/03/2030	830,733
	Bank of America Corp
75,000	3.00%, 12/20/2023	74,730
2,590,000	0.52%, 06/14/2024	2,500,198
295,000	0.81%, 10/24/2024	279,890
3,975,000	4.18%, 11/25/2027	3,641,078
	Barclays PLC
1,240,000	4.38%, Perpetual(f)	823,000
3,000,000	2.28%, 11/24/2027	2,482,177
2,555,000	3.56%, 09/23/2035	1,801,504
1,010,000	Barings BDC Inc(a) 3.30%, 11/23/2026	834,330
2,745,000	Blackstone Secured Lending Fund 2.13%, 02/15/2027	2,215,454
	BNP Paribas SA(a)
2,370,000	1.68%, 06/30/2027	1,985,993
2,035,000	2.59%, 01/20/2028	1,713,048
	Brixmor Operating Partnership LP REIT
60,000	2.25%, 04/01/2028	47,942
25,000	4.13%, 05/15/2029	21,416
1,795,000	4.05%, 07/01/2030	1,489,030
	Central China Real Estate Ltd
200,000	7.25%, 04/24/2023	54,000
615,000	7.25%, 07/16/2024	77,503
200,000	7.25%, 08/13/2024	25,393
205,000	7.50%, 07/14/2025	21,243
400,000	CIFI Holdings Group Co Ltd 6.00%, 07/16/2025	27,568
	Citigroup Inc
2,030,000	3.50%, 05/15/2023	2,012,096
4,230,000	2.01%, 01/25/2026	3,864,476
3,340,000	3.07%, 02/24/2028	2,944,579
155,000	CNO Financial Group Inc 5.25%, 05/30/2029	141,669
145,000	Corporate Office Properties LP REIT 2.75%, 04/15/2031	104,771
600,000	Country Garden Holdings Co Ltd 3.30%, 01/12/2031	42,677
3,110,000	Credit Agricole SA 4.00%, 01/10/2033	2,606,930
945,000	Credit Suisse AG 3.70%, 02/21/2025	864,379
	Credit Suisse Group AG(a)
585,000	2.19%, 06/05/2026	493,008
1,585,000	6.37%, 07/15/2026	1,474,660
1,545,000	6.44%, 08/11/2028	1,394,488
250,000	3.87%, 01/12/2029	199,981
500,000	6.54%, 08/12/2033	435,241
Principal Amount		Fair Value
Financial — (continued)
$ 3,010,000	Crown Castle Inc REIT 2.50%, 07/15/2031	$ 2,315,978
355,000	Danske Bank A/S(a) 5.38%, 01/12/2024	349,844
	Deutsche Bank AG
1,900,000	1.45%, 04/01/2025	1,732,070
745,000	3.55%, 09/18/2031	554,438
2,855,000	3.73%, 01/14/2032	2,011,117
200,000	3.74%, 01/07/2033	136,156
395,000	EPR Properties REIT 3.60%, 11/15/2031	266,664
2,400,000	Equinix Inc REIT(e) 1.45%, 05/15/2026	2,062,858
20,000	Fidelity & Guaranty Life Holdings Inc(a) 5.50%, 05/01/2025	19,550
4,590,000	Fidelity National Financial Inc 3.40%, 06/15/2030	3,681,984
	FS KKR Capital Corp
565,000	3.40%, 01/15/2026	497,423
1,110,000	3.13%, 10/12/2028	850,115
960,000	Global Atlantic Finance Co(a) 4.40%, 10/15/2029	786,699
620,000	GLP Capital LP / GLP Financing II Inc REIT 3.25%, 01/15/2032	462,154
	Goldman Sachs Group Inc
2,895,000	0.63%, 11/17/2023	2,887,566
2,580,000	0.66%, 09/10/2024	2,456,009
4,255,000	1.76%, 01/24/2025	4,021,103
13,000	Healthpeak Properties Inc REIT 3.40%, 02/01/2025	12,397
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
10,000	4.75%, 09/15/2024	9,731
10,000	6.25%, 05/15/2026	9,605
1,315,000	5.25%, 05/15/2027	1,211,628
3,175,000	4.38%, 02/01/2029	2,650,712
215,000	Intesa Sanpaolo SpA(a) 4.20%, 06/01/2032	145,541
	Iron Mountain Inc REIT(a)
430,000	5.00%, 07/15/2028	384,678
2,195,000	5.25%, 07/15/2030	1,893,874
	JPMorgan Chase & Co
1,340,000	1.58%, 04/22/2027	1,152,471
4,115,000	2.95%, 02/24/2028	3,620,997
	Kaisa Group Holdings Ltd(g)
2,215,000	9.38%, 06/30/2024	149,513
400,000	10.50%, 01/15/2025	24,575
2,310,000	11.25%, 04/16/2025	153,038
200,000	9.95%, 07/23/2025	12,800
200,000	11.70%, 11/11/2025	13,800
200,000	11.65%, 06/01/2026	12,669
30,000	Kreditanstalt fuer Wiederaufbau 0.25%, 10/19/2023	28,750

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(a)
$ 310,000	5.25%, 10/01/2025	$ 285,891
895,000	4.25%, 02/01/2027	751,675
	Logan Group Co Ltd
605,000	4.25%, 07/12/2025	46,317
405,000	4.85%, 12/14/2026	30,745
	Morgan Stanley
1,910,000	0.53%, 01/25/2024	1,881,401
2,755,000	0.79%, 01/22/2025	2,571,639
4,370,000	2.63%, 02/18/2026	4,050,202
2,145,000	4.35%, 09/08/2026	2,042,436
2,815,000	2.48%, 01/21/2028	2,433,138
360,000	Nasdaq Inc 0.45%, 12/21/2022	357,904
1,140,000	National Securities Clearing Corp(a)(e) 0.40%, 12/07/2023	1,085,088
1,360,000	Nationstar Mortgage Holdings Inc(a) 5.75%, 11/15/2031	1,043,282
1,580,000	Nationwide Building Society(a) 0.55%, 01/22/2024	1,482,234
	NatWest Group PLC
1,280,000	1.64%, 06/14/2027	1,063,486
845,000	5.52%, 09/30/2028	787,921
	Navient Corp
57,000	7.25%, 09/25/2023	57,168
2,210,000	5.00%, 03/15/2027	1,862,710
720,000	5.63%, 08/01/2033	507,308
1,840,000	New York Life Global Funding(a) 0.85%, 01/15/2026	1,620,202
575,000	Oaktree Specialty Lending Corp 2.70%, 01/15/2027	476,837
	OneMain Finance Corp
1,330,000	5.38%, 11/15/2029(e)	1,090,600
915,000	4.00%, 09/15/2030	690,825
	Owl Rock Capital Corp
753,000	2.63%, 01/15/2027	602,845
1,425,000	2.88%, 06/11/2028	1,075,026
1,345,000	Owl Rock Technology Finance Corp 2.50%, 01/15/2027	1,080,675
10,000	Regency Centers LP REIT 2.95%, 09/15/2029	8,123
110,000	Retail Opportunity Investments Partnership LP REIT 4.00%, 12/15/2024	104,837
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc
3,565,000	2.88%, 10/15/2026(a)	2,974,743
220,000	3.63%, 03/01/2029(a)	170,500
220,000	3.63%, 03/01/2029	170,500
5,590,000	3.88%, 03/01/2031(a)	4,156,165
Principal Amount		Fair Value
Financial — (continued)
$ 4,780,000	4.00%, 10/15/2033(a)	$ 3,338,687
	Santander Holdings USA Inc
15,000	3.50%, 06/07/2024	14,384
1,255,000	3.24%, 10/05/2026	1,111,598
2,340,000	SBA Communications Corp REIT 3.13%, 02/01/2029	1,891,258
	Shimao Group Holdings Ltd
200,000	6.13%, 02/21/2024(g)	12,000
1,300,000	5.60%, 07/15/2026	58,833
200,000	5.20%, 01/16/2027(g)	11,000
410,000	3.45%, 01/11/2031(g)	12,921
600,000	Sino-Ocean Land Treasure IV Ltd 4.75%, 01/14/2030	54,393
5,000	Sirius International Group Ltd(a) 4.60%, 11/01/2026	4,442
400,000	SITE Centers Corp REIT 4.70%, 06/01/2027	369,444
	Societe Generale SA(a)
670,000	4.75%, 11/24/2025	616,277
2,385,000	3.65%, 07/08/2035	1,746,143
15,000	Spirit Realty LP REIT 3.40%, 01/15/2030	11,976
	Standard Chartered PLC(a)
810,000	4.64%, 04/01/2031	685,250
3,375,000	3.27%, 02/18/2036	2,352,849
1,755,000	Stewart Information Services Corp 3.60%, 11/15/2031	1,319,022
295,000	Sumitomo Mitsui Financial Group Inc 0.51%, 01/12/2024	277,968
	Sunac China Holdings Ltd(g)
200,000	5.95%, 04/26/2024	11,527
580,000	6.50%, 01/10/2025	31,944
790,000	7.00%, 07/09/2025	43,450
410,000	6.50%, 01/26/2026	22,611
	Synchrony Bank
640,000	5.40%, 08/22/2025	618,657
1,300,000	5.63%, 08/23/2027	1,225,433
205,000	Synchrony Financial 4.38%, 03/19/2024	200,411
	Times China Holdings Ltd
810,000	6.20%, 03/22/2026(g)	45,443
200,000	5.75%, 01/14/2027	9,861
	UniCredit SpA(a)
210,000	1.98%, 06/03/2027	171,792
1,045,000	5.86%, 06/19/2032	865,816
200,000	5.46%, 06/30/2035	149,016
2,145,000	US Bancorp 2.22%, 01/27/2028	1,872,538
	VICI Properties LP / VICI Note Co Inc REIT(a)
745,000	5.63%, 05/01/2024	735,509
915,000	4.63%, 06/15/2025	857,545
1,055,000	4.50%, 09/01/2026	960,101
1,275,000	4.25%, 12/01/2026	1,161,359
890,000	3.88%, 02/15/2029	749,415

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 195,000	Welltower Inc REIT 4.25%, 04/01/2026	$ 184,562
	Yuzhou Group Holdings Co Ltd(g)
625,000	7.70%, 02/20/2025	17,662
310,000	8.30%, 05/27/2025	8,913
205,000	7.85%, 08/12/2026	5,898
400,000	6.35%, 01/13/2027	11,621
		168,464,709
Industrial — 1.39%
	Avnet Inc
890,000	4.63%, 04/15/2026	843,998
410,000	5.50%, 06/01/2032	366,247
	Boeing Co
1,900,000	2.20%, 02/04/2026	1,679,020
5,000	2.25%, 06/15/2026	4,376
4,285,000	2.95%, 02/01/2030	3,432,623
150,000	5.15%, 05/01/2030	138,598
235,000	3.63%, 02/01/2031	195,108
5,000	3.38%, 06/15/2046	2,999
5,000	3.63%, 03/01/2048	3,028
2,955,000	3.75%, 02/01/2050	1,890,716
	Cemex SAB de CV(a)
1,295,000	5.13%, Perpetual(f)	1,069,087
905,000	5.20%, 09/17/2030	769,744
2,895,000	3.88%, 07/11/2031	2,203,573
	Embraer Netherlands Finance BV
5,000	5.05%, 06/15/2025	4,731
1,260,000	5.40%, 02/01/2027	1,151,689
1,046,000	GE Capital International Funding Co Unlimited Co 4.42%, 11/15/2035	922,877
200,000	GMR Hyderabad International Airport Ltd(a) 4.25%, 10/27/2027	156,600
5,000	Huntington Ingalls Industries Inc 3.84%, 05/01/2025	4,760
910,000	IHS Holding Ltd(a) 5.63%, 11/29/2026	685,412
	Jabil Inc
660,000	1.70%, 04/15/2026	572,263
2,625,000	3.00%, 01/15/2031	2,040,203
515,000	JELD-WEN Inc(a) 4.88%, 12/15/2027	384,128
405,000	Sensata Technologies BV(a) 4.00%, 04/15/2029	341,091
790,000	Sensata Technologies Inc(a) 3.75%, 02/15/2031	629,037
1,215,000	TD SYNNEX Corp 1.75%, 08/09/2026	1,026,260
540,000	TopBuild Corp(a) 4.13%, 02/15/2032	422,806
905,000	TransDigm Inc(a) 6.25%, 03/15/2026	892,701
		21,833,675
Principal Amount		Fair Value
Technology — 1.63%
	Broadcom Inc
$ 1,370,000	4.15%, 11/15/2030	$ 1,178,299
820,000	2.60%, 02/15/2033(a)	582,885
825,000	3.14%, 11/15/2035(a)	572,281
1,070,000	3.19%, 11/15/2036(a)	729,808
	CDW LLC / CDW Finance Corp
605,000	2.67%, 12/01/2026	520,317
165,000	4.25%, 04/01/2028	145,398
700,000	3.25%, 02/15/2029	572,257
2,860,000	3.57%, 12/01/2031	2,246,370
2,615,000	Entegris Escrow Corp(a) 4.75%, 04/15/2029	2,310,532
1,010,000	Fidelity National Information Services Inc 5.10%, 07/15/2032	950,678
	Marvell Technology Inc
545,000	2.45%, 04/15/2028	445,702
465,000	2.95%, 04/15/2031	360,844
	Microchip Technology Inc
310,000	4.33%, 06/01/2023	308,001
840,000	0.98%, 09/01/2024	770,891
	Micron Technology Inc
5,000	5.33%, 02/06/2029	4,635
380,000	6.75%, 11/01/2029	380,218
3,760,000	4.66%, 02/15/2030	3,355,567
325,000	MSCI Inc(a) 3.25%, 08/15/2033	251,241
	NXP BV / NXP Funding LLC / NXP USA Inc
15,000	3.15%, 05/01/2027	13,268
290,000	4.40%, 06/01/2027	271,876
1,320,000	Open Text Holdings Inc(a) 4.13%, 02/15/2030	1,051,050
2,060,000	Oracle Corp 3.95%, 03/25/2051	1,347,675
950,000	Qorvo Inc(a) 3.38%, 04/01/2031	714,875
2,710,000	Salesforce Inc 0.63%, 07/15/2024	2,524,109
	Seagate HDD Cayman
220,000	4.09%, 06/01/2029	176,183
135,000	3.38%, 07/15/2031	96,356
140,000	Skyworks Solutions Inc 1.80%, 06/01/2026	119,412
335,000	SS&C Technologies Inc(a) 5.50%, 09/30/2027	311,480
	Western Digital Corp
1,590,000	4.75%, 02/15/2026	1,468,969
1,965,000	2.85%, 02/01/2029	1,519,299
355,000	3.10%, 02/01/2032	245,813
		25,546,289
Utilities — 0.46%
	AES Corp
605,000	3.95%, 07/15/2030(a)	512,011
255,000	2.45%, 01/15/2031	192,294
2,855,000	Calpine Corp(a) 3.75%, 03/01/2031	2,339,029

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 285,000	Edison International 4.95%, 04/15/2025	$ 280,284
5,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	4,298
	NRG Energy Inc(a)
395,000	4.45%, 06/15/2029	348,996
490,000	5.25%, 06/15/2029	444,675
2,070,000	3.63%, 02/15/2031	1,647,244
	Pacific Gas & Electric Co
525,000	5.45%, 06/15/2027	495,034
100,000	3.25%, 06/01/2031	77,821
1,130,000	4.30%, 03/15/2045	761,183
210,000	4.25%, 03/15/2046	139,754
10,000	Vistra Operations Co LLC(a) 3.70%, 01/30/2027	8,940
		7,251,563
TOTAL CORPORATE BONDS AND NOTES — 27.99% (Cost $542,023,408)		$ 439,066,236
CONVERTIBLE BONDS
Communications — 0.64%
25,000	Cable One Inc(h) 8.55%, 03/15/2026	19,400
	DISH Network Corp
2,330,000	15.53%, 12/15/2025(h)	1,568,556
6,130,000	3.38%, 08/15/2026	4,238,895
1,245,000	Snap Inc(h) 10.05%, 05/01/2027	857,182
1,115,000	Spotify USA Inc(h) 7.69%, 03/15/2026	885,310
295,000	Twitter Inc(h) 0.45%, 03/15/2026	290,575
2,615,000	Uber Technologies Inc(h) 6.75%, 12/15/2025	2,159,759
		10,019,677
Consumer, Cyclical — 0.29%
415,000	JetBlue Airways Corp 0.50%, 04/01/2026	307,308
1,985,000	NCL Corp Ltd(a) 1.13%, 02/15/2027	1,513,562
115,000	Peloton Interactive Inc(h) 12.11%, 02/15/2026	82,230
330,000	Penn Entertainment Inc 2.75%, 05/15/2026	521,730
1,735,000	Southwest Airlines Co(e) 1.25%, 05/01/2025	2,133,182
		4,558,012
Consumer, Non-Cyclical — 0.49%
	BioMarin Pharmaceutical Inc
870,000	0.60%, 08/01/2024	870,000
3,080,000	1.25%, 05/15/2027(e)	3,081,230
120,000	Guardant Health Inc(h) 8.22%, 11/15/2027	84,828
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 570,000	Ionis Pharmaceuticals Inc(h) 0.56%, 04/01/2026	$ 559,312
675,000	Livongo Health Inc 0.88%, 06/01/2025	581,850
3,460,000	Teladoc Health Inc 1.25%, 06/01/2027	2,590,788
		7,768,008
Technology — 0.14%
70,000	Bentley Systems Inc 0.38%, 07/01/2027	54,460
995,000	RingCentral Inc(h) 9.23%, 03/15/2026	758,688
675,000	Splunk Inc 1.13%, 06/15/2027	573,750
1,115,000	Unity Software Inc(a)(h) 9.29%, 11/15/2026	810,605
		2,197,503
TOTAL CONVERTIBLE BONDS — 1.56% (Cost $29,057,560)		$ 24,543,200
FOREIGN GOVERNMENT BONDS AND NOTES
3,475,000	European Investment Bank 0.25%, 09/15/2023	3,342,688
3,455,000	Inter-American Development Bank 0.50%, 05/24/2023	3,377,642
65,000	Province of Quebec Canada 0.60%, 07/23/2025	58,289
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.43% (Cost $7,002,466)		$ 6,778,619
MORTGAGE-BACKED SECURITIES
Non-Agency — 2.09%
775,000	BANK Series 2021-BN35 Class AS 2.46%, 06/15/2064	581,463
1,645,000	BBSG Mortgage Trust(a) Series 2016-MRP Class A 3.28%, 06/05/2036	1,419,927
158,179	BB-UBS Trust(a) Series 2012-TFT Class A 2.89%, 06/05/2030	152,295
1,090,000	BINOM Securitization Trust(a)(d) Series 2022-RPL1 Class M1 3.00%, 02/25/2061	913,766
	BPR Trust(a)(c)
	Series 2021-NRD Class F
1,185,000	10.29%, 12/15/2023 1-mo. SOFR + 6.87%	1,091,464

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2022-STAR Class A
$ 1,145,000	6.61%, 08/15/2024 1-mo. SOFR + 3.23%	$ 1,127,818
1,910,000	BX Commercial Mortgage Trust(a)(c) Series 2022-AHP Class B 5.22%, 01/17/2039 1-mo. SOFR + 1.84%	1,834,250
683,108	CIM Trust(a)(b) Series 2021-NR2 Class A1 2.57%, 07/25/2059	616,369
405,000	COMM Mortgage Trust(a) Series 2012-CR3 Class AM 3.42%, 10/15/2045	364,626
104,902	Commercial Mortgage Pass Through Certificates(a) Series 2012-LTRT Class A2 3.40%, 10/05/2030	89,566
1,040,000	CoreVest American Finance Trust(a)(b) Series 2021-RTL1 Class A1 2.24%, 03/28/2029	934,692
	Credit Suisse Mortgage Trust(a)
	Series 2014-USA Class B
600,000	4.18%, 09/15/2037	512,239
	Series 2014-USA Class C
100,000	4.34%, 09/15/2037	81,996
	Series 2014-USA Class D
200,000	4.37%, 09/15/2037	153,189
	Series 2021-RPL1 Class A1
328,147	1.67%, 09/27/2060(d)	306,625
	Series 2021-RPL4 Class A1
974,186	1.80%, 12/27/2060(d)	900,903
	Extended Stay America Trust(a)(c)
	Series 2021-ESH Class C
400,239	5.11%, 07/15/2038 1-mo. LIBOR + 1.70%	378,692
	Series 2021-ESH Class D
200,119	5.66%, 07/15/2038 1-mo. LIBOR + 2.25%	189,096
404,778	GCAT Trust(a)(d) Series 2019-RPL1 Class A1 2.65%, 10/25/2068	378,396
	GS Mortgage Securities Trust
	Series 2013-G1 Class B
460,000	3.65%, 04/10/2031(a)(d)	442,857
	Series 2013-PEMB Class A
300,000	3.55%, 03/05/2033(a)(d)	271,474
	Series 2013-PEMB Class B
250,000	3.55%, 03/05/2033(a)(d)	217,639
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2014-GC18 Class AS
$ 370,000	4.38%, 01/10/2047	$ 351,640
	Series 2014-GC18 Class B
990,000	4.89%, 01/10/2047(d)	902,486
	Series 2020-GC47 Class A4
1,500,000	2.12%, 05/12/2053	1,172,454
725,000	JPMorgan Chase Commercial Mortgage Securities Trust(a)(d) Series 2012-LC9 Class C 4.32%, 12/15/2047	714,493
	Legacy Mortgage Asset Trust(a)
	Series 2020-GS5 Class A1
103,998	3.25%, 06/25/2060(b)	99,983
	Series 2020-RPL1 Class A2
875,000	3.25%, 09/25/2059(d)	748,240
	Series 2021-GS2 Class A1
448,371	1.75%, 04/25/2061(b)	414,418
	Series 2021-GS4 Class A1
197,050	1.65%, 11/25/2060(b)	178,987
600,000	Med Trust(a)(c) Series 2021-MDLN Class C 5.21%, 11/15/2038 1-mo. LIBOR + 1.80%	566,947
	Mill City Mortgage Loan Trust(a)(d)
	Series 2019-1 Class M1
479,117	3.50%, 10/25/2069	414,393
	Series 2019-GS1 Class M2
125,000	3.25%, 07/25/2059	106,081
	Series 2021-NMR1 Class M2
750,000	2.50%, 11/25/2060	605,837
99,689	Morgan Stanley BAML Commercial Mortgage Securities Trust(a) Series 2012-CKSV Class A2 3.28%, 10/15/2030	80,250
	Morgan Stanley Bank of America Merrill Lynch Trust(d)
	Series 2013-C11 Class B
195,000	4.35%, 08/15/2046	134,419
	Series 2013-C12 Class C
65,000	4.76%, 10/15/2046	61,155
	Series 2016-C30 Class C
785,000	4.10%, 09/15/2049	657,957
	Preston Ridge Partners Mortgage LLC(a)
	Series 2021-1 Class A1
557,904	2.12%, 01/25/2026(d)	512,039
	Series 2021-10 Class A1
714,769	2.49%, 10/25/2026(b)	648,036

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2021-2 Class A1
$ 236,633	2.12%, 03/25/2026(d)	$ 218,073
	Series 2021-3 Class A1
718,713	1.87%, 04/25/2026(b)	624,571
	Series 2021-4 Class A1
145,897	1.87%, 04/25/2026(b)	127,679
	Series 2021-5 Class A1
690,061	1.79%, 06/25/2026(b)	615,412
	Series 2021-8 Class A1
613,506	1.74%, 09/25/2026(d)	556,751
	Series 2021-9 Class A1
782,869	2.36%, 10/25/2026(b)	689,518
	Series 2022-5 Class A1
1,920,000	6.90%, 09/27/2027(b)	1,893,533
840,000	RBS Commercial Funding Inc Trust(a)(d) Series 2013-GSP Class A 3.83%, 01/15/2032	804,560
760,000	Toorak Mortgage Corp Ltd(a)(b) Series 2021-1 Class A1 2.24%, 06/25/2024	718,429
	Towd Point Mortgage Trust(a)(d)
	Series 2016-3 Class M2
280,000	4.00%, 04/25/2056	268,822
	Series 2017-1 Class M1
260,000	3.75%, 10/25/2056	238,912
	Series 2017-3 Class A2
100,000	3.00%, 07/25/2057	94,361
	Series 2017-4 Class M2
200,000	3.25%, 06/25/2057	163,742
	Series 2018-5 Class M1
685,000	3.25%, 07/25/2058	490,323
	Series 2019-4 Class A1
499,309	2.90%, 10/25/2059	455,145
	Series 2019-4 Class M1
140,000	3.50%, 10/25/2059	108,769
	Series 2020-1 Class A2B
100,000	3.25%, 01/25/2060	77,059
	Series 2020-2 Class A2B
125,000	3.00%, 04/25/2060	97,204
100,000	UBS Commercial Mortgage Trust(d) Series 2018-C14 Class C 5.26%, 12/15/2051	81,107
110,000	UBS-Barclays Commercial Mortgage Trust(a)(d) Series 2012-C2 Class BEC 4.65%, 05/10/2063	103,642
	Wells Fargo Commercial Mortgage Trust
	Series 2013-LC12 Class B
210,000	4.30%, 07/15/2046(d)	197,079
	Series 2016-C36 Class AS
1,345,000	3.42%, 11/15/2059	1,181,462
	Series 2016-C36 Class B
160,000	3.67%, 11/15/2059(d)	132,948
Principal Amount		Fair Value
Non-Agency — (continued)
	WFRBS Commercial Mortgage Trust
	Series 2012-C7 Class C
$ 198,471	4.69%, 06/15/2045(d)	$ 141,411
	Series 2013-C15 Class B
770,000	4.53%, 08/15/2046(d)	728,237
	Series 2014-C20 Class B
245,000	4.38%, 05/15/2047	218,827
	Series 2014-C24 Class B
60,000	4.20%, 11/15/2047(d)	54,226
	Series 2014-C24 Class C
340,000	4.29%, 11/15/2047(d)	277,656
		32,688,615
U.S. Government Agency — 34.83%
	Federal Home Loan Mortgage Corp
6,378	2.50%, 01/01/2029	6,057
61,587	3.00%, 11/01/2034	56,810
18,958	2.50%, 06/01/2035	17,114
166,604	2.00%, 09/01/2035	146,416
123,270	2.00%, 10/01/2035	108,371
308,391	2.00%, 12/01/2035	271,114
42,083	3.00%, 09/01/2036	38,527
8,309,595	2.50%, 03/01/2037	7,513,030
2,738,536	2.50%, 04/01/2037	2,476,283
3,771,698	2.00%, 01/01/2042	3,103,408
3,713,330	2.50%, 01/01/2042	3,135,552
45,123	3.00%, 12/01/2046	39,189
33,448	4.00%, 05/01/2047	31,304
23,191	4.50%, 10/01/2047	22,191
31,693	4.00%, 02/01/2048	29,415
3,223	4.50%, 06/01/2048	3,084
8,048	4.00%, 10/01/2048	7,465
9,451	3.50%, 09/01/2049	8,415
553,062	3.50%, 10/01/2049	491,604
14,003	3.00%, 11/01/2049	11,992
4,456,390	3.00%, 02/01/2051	3,825,958
744,822	2.00%, 05/01/2051	589,400
4,540,273	3.00%, 07/01/2051	3,894,237
4,739,413	3.00%, 09/01/2051	4,063,923
3,595,265	2.50%, 10/01/2051	2,954,063
4,309,972	2.50%, 02/01/2052	3,547,874
4,447,487	3.00%, 04/01/2052	3,803,041
4,352,154	3.50%, 05/01/2052	3,838,028
9,176,979	4.00%, 06/01/2052	8,352,394
15,925,372	4.50%, 07/01/2052	14,980,705
8,586,010	4.00%, 08/01/2052	7,813,128
4,238,658	4.50%, 08/01/2052	3,989,214
3,969,675	5.00%, 09/01/2052	3,836,713
3,900,000	5.50%, 09/01/2052	3,863,950
7,917,212	5.00%, 10/01/2052	7,691,649
3,897,480	5.50%, 10/01/2052	3,859,499

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K045 Class A2
$ 2,572,988	3.02%, 01/25/2025	$ 2,469,401
	Series K058 Class A2
2,000,000	2.65%, 08/25/2026	1,847,772
	Series K059 Class A2
650,000	3.12%, 09/25/2026(d)	610,578
	Series K061 Class A2
4,380,000	3.35%, 11/25/2026(d)	4,130,497
	Series K061 Class AM
2,068,605	3.44%, 11/25/2026(d)	1,948,067
	Series K062 Class AM
2,500,000	3.51%, 12/25/2026	2,358,892
	Series K063 Class A2
882,076	3.43%, 01/25/2027(d)	835,309
	Series K064 Class A1
1,449,576	2.89%, 10/25/2026	1,398,311
	Series K064 Class A2
505,000	3.22%, 03/25/2027	473,768
	Series K066 Class AM
2,507,000	3.20%, 06/25/2027	2,321,756
	Series K067 Class A2
75,000	3.19%, 07/25/2027	69,954
	Series K069 Class A2
2,305,000	3.19%, 09/25/2027(d)	2,145,513
	Series K069 Class AM
2,500,000	3.25%, 09/25/2027(d)	2,307,317
	Series K070 Class A2
2,750,000	3.30%, 11/25/2027(d)	2,568,490
	Series K071 Class A2
2,630,000	3.29%, 11/25/2027	2,451,773
	Series K073 Class A2
2,300,000	3.35%, 01/25/2028	2,146,186
	Series K073 Class AM
100,000	3.45%, 01/25/2028	93,201
	Series K074 Class A2
2,750,000	3.60%, 01/25/2028	2,594,316
	Series K075 Class A2
2,344,000	3.65%, 02/25/2028(d)	2,215,407
	Series K076 Class A2
2,000,000	3.90%, 04/25/2028	1,911,342
	Series K077 Class A2
2,500,000	3.85%, 05/25/2028(d)	2,382,166
	Series K078 Class A2
2,250,000	3.85%, 06/25/2028	2,142,950
	Series K078 Class AM
2,500,000	3.92%, 06/25/2028	2,377,980
	Series K084 Class A2
2,250,000	3.78%, 10/25/2028(d)	2,117,854
	Series K095 Class A1
28,227	2.63%, 11/25/2028	26,225
	Series K115 Class A2
9,300,000	1.38%, 06/25/2030	7,214,249
	Series K152 Class A2
8,975,000	3.08%, 01/25/2031	7,939,203
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series K154 Class A2
$ 7,000,000	3.42%, 04/25/2032	$ 6,446,249
	Series K157 Class A2
8,500,000	3.99%, 05/25/2033(d)	8,019,193
	Series K158 Class A2
8,500,000	3.90%, 12/25/2030(d)	7,957,851
	Series K737 Class A2
2,250,000	2.53%, 10/25/2026	2,059,110
	Series K740 Class A2
750,000	1.47%, 09/25/2027	639,552
	Series KJ41 Class A2
8,225,000	3.47%, 02/25/2031	7,481,713
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 4769 Class QL
3,997,487	3.50%, 09/15/2047	3,627,069
	Series 5238 Class BC
4,412,592	4.00%, 09/25/2049	4,181,057
4,868,415	Federal Home Loan Mortgage Corp Small Balance Mortgage Trust(d) Series 2021-SB93 Class A10F 1.81%, 10/25/2031	4,060,489
601,941	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(c) Series 2022-DNA3 Class M1A 5.00%, 04/25/2042 1-mo. SOFR + 2.00%	589,902
	Federal National Mortgage Association
253,109	3.00%, 10/01/2033	233,669
20,479	3.00%, 06/01/2034	18,892
21,508	3.00%, 07/01/2034	19,841
7,278	3.00%, 10/01/2034	6,712
19,009	3.00%, 11/01/2034	17,589
312,281	2.00%, 10/01/2035	274,538
303,434	2.00%, 11/01/2035	266,754
306,879	2.00%, 12/01/2035	269,789
321,649	2.00%, 01/01/2036	283,550
4,107,461	2.00%, 11/01/2036	3,610,748
7,646,726	2.00%, 02/01/2037	6,721,742
3,579,930	2.00%, 03/01/2037	3,146,997
3,400,060	2.50%, 03/01/2037	3,074,242
4,496,257	2.50%, 04/01/2037	4,065,636
2,814,053	3.00%, 06/01/2037	2,589,914
3,958,659	2.50%, 02/01/2042	3,342,983
8,548,882	2.50%, 03/01/2047	7,105,001
5,526,739	3.50%, 07/01/2047	5,014,203
26,433	4.00%, 09/01/2047	24,557
8,472	3.50%, 03/01/2048	7,607
5,941	4.00%, 06/01/2048	5,497
4,562,474	3.00%, 01/01/2049	3,968,695

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 6,627	3.00%, 12/01/2049	$ 5,667
6,117	3.00%, 01/01/2050	5,255
29,922	2.50%, 05/01/2050	24,762
290,930	2.50%, 06/01/2050	240,314
160,051	2.50%, 07/01/2050	132,268
18,090	2.50%, 08/01/2050	14,904
676,673	2.00%, 05/01/2051	535,372
4,827,592	2.50%, 08/01/2051	3,966,624
10,580,658	2.00%, 10/01/2051	8,346,090
3,681,021	2.50%, 10/01/2051	3,025,690
7,757,955	2.50%, 01/01/2052	6,370,134
8,043,132	3.50%, 01/01/2052	7,096,777
12,667,612	2.50%, 02/01/2052	10,422,786
4,147,001	2.50%, 03/01/2052	3,416,292
16,080,872	3.00%, 03/01/2052	13,765,766
4,067,398	3.00%, 04/01/2052	3,478,032
3,953,074	3.50%, 04/01/2052	3,515,035
4,516,287	3.00%, 05/01/2052	3,861,901
9,392,187	4.00%, 05/01/2052	8,553,267
27,220,871	4.00%, 06/01/2052	24,787,840
4,299,907	4.00%, 07/01/2052	3,918,502
4,311,600	4.50%, 07/01/2052	4,051,978
3,930,498	5.00%, 07/01/2052	3,806,819
17,329,059	4.00%, 08/01/2052	15,777,412
6,370,830	5.00%, 08/01/2052	6,155,169
4,074,514	4.50%, 09/01/2052	3,826,238
3,919,942	5.00%, 09/01/2052	3,789,402
4,087,117	4.50%, 10/01/2052	3,842,382
7,863,263	5.00%, 10/01/2052	7,610,883
4,150,000	5.00%, 11/01/2052	4,023,340
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2016-M5 Class A2
2,500,000	2.47%, 04/25/2026	2,306,201
	Series 2017-M1 Class A2
1,965,944	2.41%, 10/25/2026(d)	1,791,034
	Series 2018-M2 Class A2
2,155,653	2.91%, 01/25/2028(d)	1,978,281
	Series 2018-M3 Class A2
4,405,748	3.07%, 02/25/2030(d)	3,967,690
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2022-35 Class CK
4,376,974	4.00%, 03/25/2047	4,168,304
	Series 2022-42 Class BA
4,415,355	4.00%, 06/25/2050	4,211,513
	Government National Mortgage Association
21,164	3.50%, 04/20/2047	19,182
12,799	4.00%, 04/20/2047	11,982
21,039	3.00%, 02/20/2048	18,551
27,446	3.50%, 02/20/2048	24,978
3,886,813	2.50%, 03/20/2051	3,284,348
2,488,118	3.00%, 08/20/2051	2,180,273
8,959,515	2.50%, 11/20/2051	7,617,962
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 9,256,262	2.00%, 12/20/2051	$ 7,627,265
8,627,331	3.50%, 02/20/2052	7,778,448
8,634,587	3.50%, 06/20/2052	7,752,921
4,259,380	4.00%, 07/20/2052	3,929,197
4,365,866	3.50%, 08/20/2052	3,911,961
8,657,621	4.00%, 08/20/2052	7,987,066
8,798,979	4.50%, 08/20/2052	8,348,659
4,094,565	4.50%, 09/20/2052	3,884,996
3,975,000	5.00%, 09/20/2052	3,878,490
3,950,000	5.00%, 10/20/2052	3,856,505
	Uniform Mortgage-Backed Security(i)
19,900,000	4.00%, TBA	18,086,923
16,300,000	4.50%, TBA	15,288,891
15,625,000	5.50%, TBA	15,410,682
		546,340,139
TOTAL MORTGAGE-BACKED SECURITIES — 36.92% (Cost $636,468,236)		$ 579,028,754
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
8,380,000	0.13%, 01/31/2023(j)	8,298,002
7,070,000	0.13%, 03/31/2023	6,946,551
11,880,000	0.13%, 07/31/2023	11,486,475
22,905,000	0.25%, 09/30/2023	22,010,274
3,740,000	0.50%, 11/30/2023	3,578,566
8,795,000	0.88%, 01/31/2024	8,391,323
17,910,000	1.50%, 02/29/2024	17,192,901
16,900,000	0.75%, 08/31/2026	14,755,813
16,100,000	2.63%, 05/31/2027	15,006,332
9,300,000	2.63%, 07/31/2029	8,443,383
12,640,000	1.88%, 02/15/2032	10,510,950
15,200,000	1.75%, 08/15/2041	9,920,375
34,670,000	2.00%, 11/15/2041	23,635,189
4,200,000	2.38%, 02/15/2042	3,066,656
11,400,000	3.25%, 05/15/2042	9,638,344
5,000,000	2.50%, 02/15/2045	3,598,242
3,525,000	2.00%, 02/15/2050	2,242,368
20,280,000	1.25%, 05/15/2050	10,449,745
3,750,000	1.63%, 11/15/2050	2,144,531
14,300,000	2.00%, 08/15/2051	9,008,441
7,700,000	1.88%, 11/15/2051	4,690,383
33,980,000	2.25%, 02/15/2052	22,787,838
23,840,000	2.88%, 05/15/2052	18,502,075
TOTAL U.S. TREASURY BONDS AND NOTES — 15.70% (Cost $290,436,250)		$ 246,304,757

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Shares		Fair Value
COMMON STOCK
Communications — 0.18%
285,795	Altice USA Inc Class A(k)	$ 1,889,105
6,475	T-Mobile US Inc(k)	981,351
		2,870,456
Consumer, Non-Cyclical — 0.00%(l)
515	Clarivate PLC(k)	5,320
TOTAL COMMON STOCK — 0.18% (Cost $4,862,456)		$ 2,875,776
CONVERTIBLE PREFERRED STOCK
Communications — 0.20%
2,541	2020 Cash Mandatory Exchangeable Trust 5.25%(a)	3,155,922
Energy — 0.00%(l)
396	El Paso Energy Capital Trust I 4.75%	17,820
Financial — 0.23%
1,596	Bank of America Corp 7.25%	1,845,535
1,539	Wells Fargo & Co 7.50%	1,781,392
		3,626,927
Technology — 0.04%
11,140	Clarivate PLC 5.25%	510,912
TOTAL CONVERTIBLE PREFERRED STOCK — 0.47% (Cost $8,400,945)		$ 7,311,581
GOVERNMENT MONEY MARKET MUTUAL FUNDS
2,090,000	BlackRock FedFund Institutional Class(m), 2.87%(n)	2,090,000
2,102,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(m), 3.13%(n)	2,102,000
2,600,000	Goldman Sachs Financial Square Government Fund Institutional Class(m), 3.09%(n)	2,600,000
2,600,000	Invesco Government & Agency Portfolio Institutional Class(m), 3.09%(n)	2,600,000
1,130,000	JPMorgan U.S. Government Money Market Fund Capital Shares(m), 2.80%(n)	1,130,000
Shares		Fair Value
Government Money Market Mutual Funds — (continued)
2,190,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(m), 2.85%(n)	$ 2,190,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.81% (Cost $12,712,000)		$ 12,712,000
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 5.44%
$85,300,000	Federal Home Loan Bank(h) 2.74%, 11/01/2022	85,300,000
U.S. Treasury Bonds and Notes — 4.92%
	U.S. Treasury Bills(h)
49,300,000	3.06%, 11/15/2022	49,241,463
8,105,000	3.00%, 12/08/2022(e)	8,080,054
20,000,000	4.03%, 01/26/2023	19,809,104
		77,130,621
Repurchase Agreements — 1.50%
6,345,265	Undivided interest of 85.08% in a repurchase agreement (principal amount/value $7,474,430 with a maturity value of $7,475,063) with Citigroup Global Markets Inc, 3.05%, dated 10/31/22 to be repurchased at $6,345,265 on 11/1/22 collateralized by U.S. Treasury securities, 3.38% - 4.38%, 10/31/24 - 8/15/42, with a value of $7,623,919.(m)	6,345,265
8,618,776	Undivided interest of 85.29% in a repurchase agreement (principal amount/value $10,132,689 with a maturity value of $10,133,547) with RBC Capital Markets Corp, 3.05%, dated 10/31/22 to be repurchased at $8,618,776 on 11/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.50% - 5.00%, 2/28/26 - 10/20/52, with a value of $10,335,343.(m)	8,618,776

See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 8,618,776	Undivided interest of 88.57% in a repurchase agreement (principal amount/value $9,753,550 with a maturity value of $9,754,376) with Bank of America Securities Inc, 3.05%, dated 10/31/22 to be repurchased at $8,618,776 on 11/1/22 collateralized by various U.S. Government Agency securities, 0.01% - 5.50%, 2/25/32 - 1/1/61, with a value of $9,948,621.(m)	$ 8,618,776
		23,582,817
TOTAL SHORT TERM INVESTMENTS — 11.86% (Cost $186,013,438)		$ 186,013,438
TOTAL INVESTMENTS — 106.15% (Cost $1,894,922,372)		$1,665,013,172
OTHER ASSETS & LIABILITIES, NET — (6.15)%		$ (96,528,820)
TOTAL NET ASSETS — 100.00%		$1,568,484,352
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at October 31, 2022. Maturity date disclosed represents final maturity date.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at October 31, 2022.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	All or a portion of the security is on loan at October 31, 2022.
(f)	Security has no contractual maturity date and pays an indefinite stream of interest.
(g)	Security in default.
(h)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(i)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(j)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(k)	Non-income producing security.
(l)	Represents less than 0.005% of net assets.
(m)	Collateral received for securities on loan.
(n)	Rate shown is the 7-day yield as of October 31, 2022.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
TBA	To Be Announced
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Schedule of Investments
As of October 31, 2022 (Unaudited)
At October 31, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
Long
U.S. 10 Year Treasury Ultra Futures	247	USD	28,648,141	December 2022	$(1,125,634)
U.S. Ultra Bond Futures	254	USD	32,424,687	December 2022	(2,496,688)
				Net Depreciation	$(3,622,322)
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of October 31, 2022 (Unaudited)
Empower Core Strategies: Flexible Bond Fund
ASSETS:
Investments in securities, fair value (including $34,960,338 of securities on loan)(a)	$1,641,430,355
Repurchase agreements, fair value(b)	23,582,817
Cash	42,513,402
Cash pledged on futures contracts	153,850
Interest receivable	8,966,356
Subscriptions receivable	6,190,633
Receivable for investments sold	2,216,265
Total Assets	1,725,053,678
LIABILITIES:
Payable for TBA investments purchased	49,503,054
Payable for director fees	10,539
Payable for investments purchased	67,874,987
Payable for other accrued fees	165,276
Payable for shareholder services fees	457,176
Payable to investment adviser	497,542
Payable upon return of securities loaned	36,294,817
Redemptions payable	1,214,936
Variation margin on futures contracts	550,999
Total Liabilities	156,569,326
NET ASSETS	$1,568,484,352
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$18,688,279
Paid-in capital in excess of par	1,837,977,801
Undistributed/accumulated deficit	(288,181,728)
NET ASSETS	$1,568,484,352
NET ASSETS BY CLASS
Investor Class	$1,557,610,619
Institutional Class	$10,873,733
CAPITAL STOCK:
Authorized
Investor Class	780,000,000
Institutional Class	15,000,000
Issued and Outstanding
Investor Class	185,740,782
Institutional Class	1,142,004
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.39
Institutional Class	$9.52
(a) Cost of investments	$1,871,339,555
(b) Cost of repurchase agreements	$23,582,817
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended October 31, 2022 (Unaudited)
Empower Core Strategies: Flexible Bond Fund
INVESTMENT INCOME:
Interest	$24,004,829
Income from securities lending	83,663
Dividends	243,471
Total Income	24,331,963
EXPENSES:
Management fees	3,272,145
Shareholder services fees – Investor Class	2,995,138
Audit and tax fees	20,808
Custodian fees	24,259
Director's fees	16,586
Legal fees	8,931
Pricing fees	28,467
Registration fees	198,096
Shareholder report fees	18,124
Transfer agent fees	3,752
Other fees	12,203
Total Expenses	6,598,509
Less amount waived by investment adviser	18,498
Net Expenses	6,580,011
NET INVESTMENT INCOME	17,751,952
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(53,396,590)
Net realized loss on futures contracts	(37,295)
Net Realized Loss	(53,433,885)
Net change in unrealized depreciation on investments	(80,158,270)
Net change in unrealized depreciation on futures contracts	(3,622,322)
Net Change in Unrealized Depreciation	(83,780,592)
Net Realized and Unrealized Loss	(137,214,477)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(119,462,525)
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended October 31, 2022 and fiscal year ended April 30, 2022
Empower Core Strategies: Flexible Bond Fund	October 31, 2022 (Unaudited)	April 30, 2022
OPERATIONS:
Net investment income	$17,751,952	$10,971,714
Net realized loss	(53,433,885)	(19,972,151)
Net change in unrealized depreciation	(83,780,592)	(143,660,024)
Net Decrease in Net Assets Resulting from Operations	(119,462,525)	(152,660,461)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(6,953,436)
Institutional Class	-	(44,921)
From Net Investment Income and Net Realized Gains	0	(6,998,357)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	301,464,603	1,219,321,196
Institutional Class	3,339,399	9,338,816
Shares issued in reinvestment of distributions
Investor Class	-	6,953,436
Institutional Class	-	44,921
Shares redeemed
Investor Class	(398,620,581)	(245,893,151)
Institutional Class	(2,319,906)	(2,127,668)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(96,136,485)	987,637,550
Total Increase (Decrease) in Net Assets	(215,599,010)	827,978,732
NET ASSETS:
Beginning of Period	1,784,083,362	956,104,630
End of Period	$1,568,484,352	$1,784,083,362
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	34,177,156	124,662,550
Institutional Class	333,055	844,488
Shares issued in reinvestment of distributions
Investor Class	-	709,588
Institutional Class	-	4,047
Shares redeemed
Investor Class	(44,962,428)	(25,462,666)
Institutional Class	(231,841)	(193,515)
Net Increase (Decrease)	(10,684,058)	100,564,492
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)
Investor Class
10/31/2022(Unaudited)	$ 9.02	0.09	(0.72)	(0.63)	—	—	—	$ 8.39	(6.98%) (c)
4/30/2022	$ 9.85	0.07	(0.86)	(0.79)	(0.04)	—	(0.04)	$ 9.02	(8.04%)
4/30/2021 (d)	$10.00	0.03	(0.17)	(0.14)	(0.01)	—	(0.01)	$ 9.85	(1.35%) (c)
Institutional Class
10/31/2022(Unaudited)	$10.23	0.12	(0.83)	(0.71)	—	—	—	$ 9.52	(6.94%) (c)
4/30/2022	$11.14	0.12	(0.98)	(0.86)	(0.05)	—	(0.05)	$10.23	(7.72%)
4/30/2021	$10.86	0.17	0.11	0.28	(0.00) (e)	—	(0.00) (e)	$11.14	2.60%
4/30/2020	$10.13	0.28	0.65	0.93	(0.20)	—	(0.20)	$10.86	9.32%
4/30/2019 (f)	$10.00	0.27	0.12	0.39	(0.26)	(0.00) (e)	(0.26)	$10.13	3.93% (c)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)(h)
Investor Class
10/31/2022(Unaudited)	$1,557,611	0.77% (i)	0.77% (i)	2.06% (i)	76% (c)
04/30/2022	$1,773,436	0.76%	0.76%	0.76%	210%
04/30/2021 (d)	$ 951,807	0.79% (i)	0.79% (i)	0.42% (i)	180%
Institutional Class
10/31/2022(Unaudited)	$ 10,874	0.80% (i)	0.45% (i)	2.42% (i)	76% (c)
04/30/2022	$ 10,647	0.88%	0.45%	1.09%	210%
04/30/2021	$ 4,298	1.13%	0.45%	1.50%	180%
04/30/2020	$ 10,459	1.37%	0.45%	2.64%	60%
04/30/2019 (f)	$ 8,949	1.67% (i)	0.45% (i)	3.21% (i)	17% (c)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(c)	Not annualized for periods less than one full year.
(d)	Investor Class inception date was September 3, 2020.
(e)	Amount was less than $0.01 per share.
(f)	Institutional Class inception date was June 25, 2018.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period, if any. Excluding these transactions, the portfolio turnover would have been 42% for the period ended October 31, 2022 and 40% and 51% for the years ended April 30, 2022 and 2021, respectively.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - October 31, 2022

EMPOWER FUNDS, INC.
EMPOWER CORE STRATEGIES: FLEXIBLE BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, Inc. (Empower Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Empower Funds presently consists of forty-five funds. Interests in the Empower Core Strategies: Flexible Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek to provide total return, consistent with two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings. The Fund is diversified as defined in the 1940 Act. The Fund shares are available through certain broker-dealers, custodians or trustees of individual retirement accounts, or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC, to complete valuation determinations under those policies and procedures. Effective September 8, 2022, pursuant to Rule 2a-5, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - October 31, 2022

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

Semi-Annual Report - October 31, 2022

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of October 31, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 160,378,811	$ —	$ 160,378,811
Corporate Bonds and Notes	—	439,066,236	—	439,066,236
Convertible Bonds	—	24,543,200	—	24,543,200
Foreign Government Bonds and Notes	—	6,778,619	—	6,778,619
Mortgage-Backed Securities	—	579,028,754	—	579,028,754
U.S. Treasury Bonds and Notes	—	246,304,757	—	246,304,757
Common Stock	2,875,776	—	—	2,875,776
Convertible Preferred Stock	6,800,669	510,912	—	7,311,581
Government Money Market Mutual Funds	12,712,000	—	—	12,712,000
Short Term Investments	—	186,013,438	—	186,013,438
Total Assets	$ 22,388,445	$ 1,642,624,727	$ 0	$ 1,665,013,172
Liabilities
Other Financial Investments:
Futures Contracts(a)	(3,622,322)	—	—	(3,622,322)
Total Liabilities	$ (3,622,322)	$ 0	$ 0	$ (3,622,322)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Semi-Annual Report - October 31, 2022

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBA’s are included in Investments in securities, fair value on the Statement of Assets and Liabilities.
Dollar Rolls
The Fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The Fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The Fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities but may close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of the Fund. Actual mortgages received by the Fund may be less favorable than those anticipated. The Fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Semi-Annual Report - October 31, 2022

Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid twice annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of October 31, 2022 were as follows:
Federal tax cost of investments	$1,897,277,322
Gross unrealized appreciation on investments	983,521
Gross unrealized depreciation on investments	(236,869,993)
Net unrealized depreciation on investments	$(235,886,472)
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book

Semi-Annual Report - October 31, 2022

purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 177 futures contracts, net of both long and short positions, for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of October 31, 2022 is as follows:
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized depreciation on futures contracts	$(3,622,322) (a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended October 31, 2022 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(37,295)	Net change in unrealized depreciation on futures contracts	$(3,622,322)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds has entered into an investment advisory agreement with Empower Capital Management, LLC (ECM or the Adviser), a wholly-owned subsidiary of Empower Annuity Insurance Company of America (Empower of America). As compensation for its services to Empower Funds, the Adviser receives monthly compensation at the annual rate of 0.38% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.45% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on August 28, 2023 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At October 31, 2022, the amounts available for recoupment were as follows:
Expires April 30, 2023	Expires April 30, 2024	Expires April 30, 2025	Expires October 31, 2025	Recoupment of Past Reimbursed Fees by the Adviser
$120,062	$79,227	$33,917	$18,498	$0
The Adviser and Empower Funds have entered into a sub-advisory agreement with Loomis, Sayles & Company, L.P. (the Sub-Adviser). The Adviser is responsible for compensating the Sub-Adviser for its services.

Semi-Annual Report - October 31, 2022

Empower Funds entered into a shareholder services agreement with Empower, LLC (Empower), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc. (the Distributor), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market the Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds. The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $983,250 for the period January 1 through October 31, 2022.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended October 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $95,484,916 and $126,431,720, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $1,149,732,023 and $1,191,588,902, respectively.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of October 31, 2022, the Fund had securities on loan valued at $34,960,338 and received collateral as reported on the Statement of Assets and Liabilities of $36,294,817 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of October 31, 2022. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	$28,047,979
U.S. Treasury Bonds and Notes	8,246,838
Total secured borrowings	$36,294,817
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semi-Annual Report - October 31, 2022

7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to October 31, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.
The Board of Directors of Empower Funds, Inc. recently approved a change to the Fund’s fiscal year end from April 30 to December 31, beginning December 31, 2022.

Semi-Annual Report - October 31, 2022

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Empower Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds’ Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the ECM Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2022 and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2021 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 16, 2022. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)  A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
EMPOWER FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:December 16, 2022
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:December 16, 2022
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:December 16, 2022